UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214

SENTINEL GROUP FUNDS, INC.

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Name and address of agent for service)

(800) 282-3863

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/17

Date of reporting period: 08/31/17

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at August 31, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	59.5%
U.S. Government Obligations	11.1%
Domestic Exchange Traded Funds	9.4%
Foreign Stocks & ADR's	1.8%
Real Estate Investment Trusts	0.9%
Domestic Corporate Bonds	0.4%
Cash and Other	16.9%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.6%
Microsoft Corp.	2.7%
Apple, Inc.	2.3%
Alphabet, Inc.	1.7%
Visa, Inc.	1.6%
McDonald's Corp.	1.5%
Texas Instruments, Inc.	1.5%
Comcast Corp.	1.4%
Honeywell Int'l., Inc.	1.4%
Boeing Co.	1.4%
Total of Net Assets	23.1%
Top 10 Fixed Income Holdings*
Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AS8703	2.50%	02/01/32	1.5%
FHLMC Q29056	4.00%	10/01/44	1.4%
FNMA AT2016	3.00%	04/01/43	1.2%
FHLMC Q02664	4.50%	08/01/41	1.0%
FNMA BC1809	3.50%	05/01/46	0.7%
FNMA AZ7347	3.00%	11/01/45	0.6%
FHLMC Q29260	4.00%	10/01/44	0.6%
FHR 3859 JB	5.00%	05/15/41	0.5%
GNMA II 005175	4.50%	09/20/41	0.5%
FNMA AS4707	3.50%	04/01/45	0.4%
Total of Net Assets			8.4%

Average Effective Duration (for all Fixed Income Holdings) 1.1 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 11.1%
U.S. Government Agency Obligations 11.1%
Federal Home Loan Mortgage Corporation 4.1%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,556 M	$1,699,347
Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	1 M	1,437
FHLMC J22900
2.5%, 03/01/28	1,001 M	1,021,847
		1,023,284
	Principal Amount (M=$1,000)	Value (Note 2)
20-Year:
FHLMC P00020
6.5%, 10/01/22	18 M	$17,993
30-Year:
FHLMC G08062
5%, 06/01/35	5 M	5,109
FHLMC Q02664
4.5%, 08/01/41	3,051 M	3,290,291
FHLMC Q29056
4%, 10/01/44	4,587 M	4,848,676
FHLMC Q29260
4%, 10/01/44	1,932 M	2,042,533
FHLMC G08637
4%, 04/01/45	783 M	827,292
		11,013,901
Total Federal Home Loan Mortgage Corporation		13,754,525
	Principal Amount (M=$1,000)	Value (Note 2)
Federal National Mortgage Association 6.2%
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	1 M	$1,239
FNMA 255273
4.5%, 06/01/19	3 M	2,937
FNMA 255358
5%, 09/01/19	777	797
FNMA AS8703
2.5%, 02/01/32	4,814 M	4,885,967
		4,890,940
30-Year:
FNMA 687301
6%, 11/01/32	34	38
FNMA 690305
5.5%, 03/01/33	1 M	1,428

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 748895
6%, 12/01/33	95 M	$103,789
FNMA 725423
5.5%, 05/01/34	876 M	981,744
FNMA 725610
5.5%, 07/01/34	816 M	913,663
FNMA AD9193
5%, 09/01/40	474 M	518,790
FNMA AH8925
4.5%, 03/01/41	1,034 M	1,120,901
FNMA AL2860
3%, 12/01/42	1,130 M	1,149,467
FNMA AR9195
3%, 03/01/43	751 M	764,095
FNMA AT2016
3%, 04/01/43	3,924 M	3,989,550
FNMA AL5718
3.5%, 09/01/44	508 M	529,516
FNMA AS4707
3.5%, 04/01/45	1,296 M	1,351,176
FNMA AZ7347
3%, 11/01/45	2,164 M	2,189,770
FNMA BC1809
3.5%, 05/01/46	2,300 M	2,384,390
		15,998,317
Total Federal National Mortgage Association		20,889,257
Government National Mortgage Corporation 0.8%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	813,326
GNR 12-147 Interest Only
0.5681%, 04/16/54	7,729 M	278,266
		1,091,592
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,566 M	1,680,703
Total Government National Mortgage Corporation		2,772,295
Total U.S. Government Obligations (Cost $37,101,110)		37,416,077
Domestic Corporate Bonds 0.4%
Communications 0.2%
AT&T, Inc.
3.8%, 03/15/22	552 M	577,159
Consumer Non-Cyclical 0.0%^
Zoetis, Inc.
3.25%, 02/01/23	139 M	143,803
Financials 0.2%
Brookfield Asset Management, Inc.
4%, 01/15/25	468 M	485,097
Wells Fargo & Co.
4.1%, 06/03/26	63 M	66,158
		551,255

	Principal Amount (M=$1,000)	Value (Note 2)
Insurance 0.0%^
Kemper Corp.
4.35%, 02/15/25	158 M	$162,049
Total Domestic Corporate Bonds (Cost $1,385,686)		1,434,266

	Shares	Value (Note 2)
Domestic Common Stocks 59.5%
Consumer Discretionary 7.6%
Amazon.com, Inc.*	1,000	980,600
Comcast Corp.	120,000	4,873,200
Goodyear Tire & Rubber Co.	55,000	1,666,500
Home Depot, Inc.	15,000	2,248,050
Marriott Int'l., Inc.	31,100	3,221,338
McDonald's Corp.	33,000	5,279,010
Omnicom Group, Inc.	31,000	2,243,780
Time Warner, Inc.	20,000	2,022,000
TJX Cos., Inc.	45,000	3,253,500
		25,787,978
Consumer Staples 5.7%
CVS Health Corp.	12,000	928,080
Estee Lauder Cos, Inc.	28,000	2,995,720
Kraft Heinz Co.	30,000	2,422,500
PepsiCo, Inc.	40,000	4,629,200
Philip Morris Int'l., Inc.	40,000	4,677,200
Procter & Gamble Co.	40,000	3,690,800
		19,343,500
Energy 3.7%
Chevron Corp.	20,000	2,152,400
EOG Resources, Inc.	25,000	2,124,750
ExxonMobil Corp.	38,000	2,900,540
Marathon Petroleum Corp.	40,000	2,098,000
Noble Energy, Inc.	40,000	950,800
Schlumberger Ltd.	37,700	2,394,327
		12,620,817
Financials 9.3%
American Express Co.	25,000	2,152,500
Chubb Ltd.	20,000	2,828,400
CME Group, Inc.	20,000	2,516,000
Comerica, Inc.	24,000	1,638,000
Discover Financial Services	30,000	1,768,500
JPMorgan Chase & Co.	39,000	3,544,710
Morgan Stanley	100,000	4,550,000
PNC Financial Services Group, Inc.	27,000	3,386,070
S&P Global, Inc.	20,000	3,086,600
Signature Bank*	10,000	1,283,400
The Travelers Cos., Inc.	30,000	3,635,400
Webster Financial Corp.	20,000	933,600
		31,323,180

	Shares	Value (Note 2)
Health Care 10.0%
Amgen, Inc.	15,000	$2,666,550
Becton Dickinson & Co.	15,000	2,991,600
Biogen, Inc.*	5,000	1,582,800
Bristol-Myers Squibb Co.	45,000	2,721,600
Danaher Corp.	18,000	1,501,560
Eli Lilly & Co.	25,000	2,032,250
Johnson & Johnson	23,000	3,044,510
Medtronic PLC	50,000	4,031,000
Merck & Co., Inc.	70,000	4,470,200
Stryker Corp.	15,000	2,120,550
UnitedHealth Group, Inc.	20,000	3,978,000
Zoetis, Inc.	40,000	2,508,000
		33,648,620
Industrials 6.4%
3M Co.	5,000	1,021,600
Boeing Co.	20,000	4,793,200
Canadian National Railway Co.	32,000	2,591,680
General Dynamics Corp.	14,000	2,818,900
Honeywell Int'l., Inc.	35,000	4,839,450
Johnson Controls Int'l. plc	20,000	791,800
United Technologies Corp.	22,000	2,633,840
Verisk Analytics, Inc.*	24,000	1,945,200
		21,435,670
Information Technology 14.5%
Accenture PLC	32,400	4,236,624
Alphabet, Inc.*	6,000	5,635,980
Apple, Inc.	48,000	7,872,000
Check Point Software Technologies Ltd.*	25,000	2,796,750
Cisco Systems, Inc.	100,000	3,221,000
Cognizant Technology Solutions Corp.	33,000	2,335,410
Facebook, Inc.*	5,000	859,850
Microsoft Corp.	123,000	9,196,710
Synopsys, Inc.*	30,000	2,412,600
Texas Instruments, Inc.	60,000	4,969,200
Visa, Inc.	53,000	5,486,560
		49,022,684
Materials 1.2%
EI Du Pont de Nemours & Co.	30,000	2,517,900
Praxair, Inc.	12,000	1,578,480
		4,096,380
Telecommunication Services 1.1%
Verizon Communications, Inc.	75,000	3,597,750
Total Domestic Common Stocks (Cost $90,667,835)		200,876,579

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 9.4%
Bond Funds 7.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	210,929	$25,651,076
SPDR Barclays Intermediate Term Corporate Bond ETF	35,453	1,228,801
SPDR Barclays Short Term Corporate Bond ETF	1,062	32,635
		26,912,512
Equity Funds 1.5%
iShares Core S&P Mid-Cap ETF	15,000	2,592,150
iShares Russell Mid-Cap Value ETF	13,000	1,080,950
SPDR S&P MidCap 400 ETF Trust	4,300	1,356,994
		5,030,094
Total Domestic Exchange Traded Funds (Cost $30,433,008)		31,942,606
Foreign Stocks & ADR's 1.8%
Netherlands 1.2%
Unilever NV ADR	70,000	4,165,000
Switzerland 0.6%
Roche Holding AG ADR	60,000	1,905,600
Total Foreign Stocks & ADR's (Cost $4,920,647)		6,070,600
Real Estate Investment Trusts 0.9%
Real Estate 0.9%
Equinix, Inc. (Cost $2,387,710)	6,500	3,044,665
Institutional Money Market Funds 16.4%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $55,242,365)	55,242,365	55,242,365
Total Investments 99.5% (Cost $222,138,361)†		336,027,158
Other Assets in Excess of Liabilities 0.5%		1,564,446
Net Assets 100.0%		$337,591,604

*	Non-income producing.

†	Cost for federal income tax purposes is $222,138,361. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $113,888,797 of which $115,931,154 related to appreciated securities and $2,042,357 related to depreciated securities.

^	Represents less than 0.05% of net assets.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at August 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.8%
Health Care	14.5%
Financials	14.0%
Consumer Discretionary	11.4%
Industrials	9.6%
Consumer Staples	9.2%
Sector	Percent of Net Assets
Energy	5.7%
Equity Funds	4.7%
Telecommunication Services	1.8%
Materials	1.7%
Real Estate	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	4.0%
Apple, Inc.	3.2%
Visa, Inc.	2.9%
Alphabet, Inc.	2.7%
Texas Instruments, Inc.	2.3%
UnitedHealth Group, Inc.	2.1%
Description	Percent of Net Assets
Comcast Corp.	2.1%
Merck & Co., Inc.	2.0%
Boeing Co.	1.9%
Honeywell Int'l., Inc.	1.9%
Total of Net Assets	25.1%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 88.5%
Consumer Discretionary 11.4%
Amazon.com, Inc.*	12,000	$11,767,200
Comcast Corp.	1,004,200	40,780,562
Goodyear Tire & Rubber Co.	369,200	11,186,760
Home Depot, Inc.	162,400	24,338,888
Marriott Int'l., Inc.	221,500	22,942,970
McDonald's Corp.	210,000	33,593,700
Omnicom Group, Inc.	285,500	20,664,490
Priceline Group, Inc.*	8,900	16,483,512
Time Warner, Inc.	110,000	11,121,000
TJX Cos., Inc.	438,100	31,674,630
		224,553,712
Consumer Staples 7.7%
CVS Health Corp.	118,000	9,126,120
Estee Lauder Cos, Inc.	240,000	25,677,600
Kraft Heinz Co.	206,800	16,699,100
PepsiCo, Inc.	320,000	37,033,600
Philip Morris Int'l., Inc.	275,000	32,155,750
Procter & Gamble Co.	330,000	30,449,100
		151,141,270
Energy 5.7%
Chevron Corp.	194,300	20,910,566
EOG Resources, Inc.	192,000	16,318,080
ExxonMobil Corp.	455,000	34,730,150
Marathon Petroleum Corp.	305,200	16,007,740
Noble Energy, Inc.	270,000	6,417,900
	Shares	Value (Note 2)
Schlumberger Ltd.	295,400	$18,760,854
		113,145,290
Financials 14.0%
American Express Co.	187,000	16,100,700
Chubb Ltd.	200,900	28,411,278
CME Group, Inc.	220,000	27,676,000
Comerica, Inc.	250,000	17,062,500
Discover Financial Services	226,400	13,346,280
JPMorgan Chase & Co.	315,100	28,639,439
Morgan Stanley	797,500	36,286,250
PNC Financial Services Group, Inc.	246,100	30,863,401
S&P Global, Inc.	223,000	34,415,590
Signature Bank*	83,700	10,742,058
The Travelers Cos., Inc.	182,100	22,066,878
Webster Financial Corp.	220,000	10,269,600
		275,879,974
Health Care 13.8%
Amgen, Inc.	103,400	18,381,418
Becton Dickinson & Co.	93,500	18,647,640
Biogen, Inc.*	54,100	17,125,896
Bristol-Myers Squibb Co.	275,700	16,674,336
Danaher Corp.	160,000	13,347,200
Eli Lilly & Co.	196,900	16,006,001
Johnson & Johnson	113,200	14,984,284
Medtronic PLC	403,700	32,546,294
Merck & Co., Inc.	605,500	38,667,230
Stryker Corp.	137,800	19,480,786
	Shares	Value (Note 2)
UnitedHealth Group, Inc.	211,700	$42,107,130
Zoetis, Inc.	393,800	24,691,260
		272,659,475
Industrials 9.6%
3M Co.	58,000	11,850,560
Boeing Co.	157,500	37,746,450
Canadian National Railway Co.	250,000	20,247,500
General Dynamics Corp.	157,500	31,712,625
Honeywell Int'l., Inc.	270,700	37,429,689
Johnson Controls Int'l. plc	150,000	5,938,500
United Technologies Corp.	235,000	28,134,200
Verisk Analytics, Inc.*	187,100	15,164,455
		188,223,979
Information Technology 22.8%
Accenture PLC	271,700	35,527,492
Alphabet, Inc.*	57,000	53,541,810
Apple, Inc.	384,000	62,976,000
Check Point Software Technologies Ltd.*	162,400	18,167,688
Cisco Systems, Inc.	1,030,000	33,176,300
Cognizant Technology Solutions Corp.	226,300	16,015,251
Facebook, Inc.*	55,000	9,458,350
Microsoft Corp.	1,040,000	77,760,800
Oracle Corp.	462,700	23,287,691
Synopsys, Inc.*	196,900	15,834,698
Texas Instruments, Inc.	556,300	46,072,766

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

	Shares	Value (Note 2)
Visa, Inc.	545,000	$56,418,400
		448,237,246
Materials 1.7%
EI Du Pont de Nemours & Co.	246,100	20,655,173
Praxair, Inc.	98,500	12,956,690
		33,611,863
Telecommunication Services 1.8%
Verizon Communications, Inc.	740,400	35,516,988
Total Domestic Common Stocks (Cost $744,535,529)		1,742,969,797
Domestic Exchange Traded Funds 4.7%
Equity Funds 4.7%
iShares Core S&P Mid-Cap ETF	150,000	25,921,500
iShares Russell Mid-Cap Value ETF	150,000	12,472,500
SPDR S&P 500 ETF Trust	92,000	22,769,080
SPDR S&P MidCap 400 ETF Trust	38,000	11,992,040
Utilities Select Sector SPDR Fund	360,000	19,789,200
Total Domestic Exchange Traded Funds (Cost $91,218,389)		92,944,320
Foreign Stocks & ADR's 2.2%
Netherlands 1.5%
Unilever NV ADR	515,000	30,642,500
Switzerland 0.7%
Roche Holding AG ADR	420,000	13,339,200
Total Foreign Stocks & ADR's (Cost $33,485,890)		43,981,700
Real Estate Investment Trusts 1.3%
Real Estate 1.3%
Equinix, Inc. (Cost $20,304,112)	55,395	25,947,572
Institutional Money Market Funds 3.1%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $60,568,355)	60,568,355	60,568,355
Total Investments 99.8% (Cost $950,112,275)†		1,966,411,744
Other Assets in Excess of Liabilities 0.2%		4,093,893
Net Assets 100.0%		$1,970,505,637

*	Non-income producing.

†	Cost for federal income tax purposes is $950,112,275. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $1,016,299,469 of which $1,026,425,277 related to appreciated securities and $10,125,808 related to depreciated securities.

ADR	- American Depositary Receipt
SPDR	- Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at August 31, 2017

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	7.4%
1 yr. to 2.99 yrs.	8.6%
3 yrs. to 3.99 yrs.	28.5%
Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	49.4%
6 yrs. to 7.99 yrs.	6.1%

Average Effective Duration (for all Fixed Income Holdings) 4.0 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	9.9%
FNMA AL2860	3.00%	12/01/42	8.4%
FHLMC J22900	2.50%	03/01/28	8.3%
FHLMC Q33006	3.50%	04/01/45	7.0%
FNMA BC1809	3.50%	05/01/46	6.8%
Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AB7845	3.00%	02/01/43	6.1%
FHLMC G05624	4.50%	09/01/39	5.8%
FNMA AE0215	4.00%	12/01/39	5.0%
FHR 3331 PE	6.00%	06/15/37	4.6%
FNMA AD9193	5.00%	09/01/40	4.4%
Total of Net Assets			66.3%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.
** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 97.3%
U.S. Government Agency Obligations 97.3%
Federal Home Loan Mortgage Corporation 35.3%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	6,304 M	$7,037,504
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	12,516 M	12,773,087
30-Year:
FHLMC 360017
11%, 11/01/17	1	1
FHLMC A64971
5.5%, 08/01/37	7 M	7,682
FHLMC G05483
4.5%, 06/01/39	3,829 M	4,138,551
FHLMC G05624
4.5%, 09/01/39	8,299 M	8,998,573
FHLMC A89148
4%, 10/01/39	6,238 M	6,615,795
FHLMC Q29056
4%, 10/01/44	3,882 M	4,103,612
	Principal Amount (M=$1,000)	Value (Note 2)
FHLMC Q33006
3.5%, 04/01/45	10,446 M	$10,831,797
		34,696,011
Total Federal Home Loan Mortgage Corporation		54,506,602
Federal National Mortgage Association 51.8%
Collateralized Mortgage Obligations:
FNR 12-47 AI Interest Only
3%, 05/25/22	3,506 M	177,688
FNR 03-32 BZ
6%, 11/25/32	314 M	355,740
		533,428
Mortgage-Backed Securities:
15-Year:
FNMA AS8703
2.5%, 02/01/32	5,654 M	5,738,616
20-Year:
FNMA 758564
6%, 09/01/24	169 M	190,316
30-Year:
FNMA 426830
8%, 11/01/24	16 M	16,790
FNMA 738887
5.5%, 10/01/33	114 M	125,875
FNMA 748895
6%, 12/01/33	95 M	103,777
FNMA 881279
5%, 11/01/36	936 M	1,041,907
	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 931533
4.5%, 07/01/39	1,383 M	$1,493,395
FNMA 931535
5.5%, 07/01/39	1,359 M	1,521,083
FNMA AE0215
4%, 12/01/39	7,293 M	7,737,938
FNMA AD9193
5%, 09/01/40	6,157 M	6,744,266
FNMA AL2860
3%, 12/01/42	12,735 M	12,951,738
FNMA AB7845
3%, 02/01/43	9,332 M	9,511,682
FNMA AT2016
3%, 04/01/43	15,119 M	15,369,577
FNMA AL5718
3.5%, 09/01/44	6,223 M	6,490,356
FNMA BC1809
3.5%, 05/01/46	10,118 M	10,489,502
		73,597,886
Total Federal National Mortgage Association		80,060,246
Government National Mortgage Corporation 10.2%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	6,434 M	6,669,302

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 004424
5%, 04/20/39	2,154 M	$2,356,311
GNMA AG8936
4%, 02/15/44	6,305 M	6,697,360
		9,053,671
Total Government National Mortgage Corporation		15,722,973
Total U.S. Government Obligations (Cost $147,924,357)		150,289,821

	Shares	Value (Note 2)
Institutional Money Market Funds 2.8%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $4,386,692)	4,386,692	4,386,692
Total Investments 100.1% (Cost $152,311,049)†		154,676,513
Excess of Liabilities Over Other Assets (0.1)%		(216,033)
Net Assets 100.0%		$154,460,480

†	Cost for federal income tax purposes is $152,311,049. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $2,365,464 of which $3,164,404 related to appreciated securities and $798,940 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at August 31, 2017

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	36.1%
Information Technology	16.9%
Industrials	12.8%
Health Care	6.2%
Consumer Staples	4.5%
Sector	Percent of Net Assets
Financials	4.3%
Real Estate	3.5%
Utilities	3.2%
Materials	2.7%
Energy	1.7%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	27.9%
United States	9.5%
France	6.8%
Switzerland	6.5%
Japan	5.7%
Country	Percent of Net Assets
India	5.6%
Germany	5.1%
Canada	5.0%
Ireland	4.6%
Spain	3.2%

Top 10 Holdings**

Description	Percent of Net Assets
PC Jeweller Ltd.	3.5%
Red Electrica Corp. SA	3.2%
BCA Marketplace PLC	3.1%
WPP PLC	2.9%
ITV PLC	2.7%
Nestle SA	2.7%
Description	Percent of Net Assets
Uni-Select, Inc.	2.7%
Brenntag AG	2.6%
Medtronic PLC	2.6%
Edenred SA	2.5%
Total of Net Assets	28.5%

*"Top Sectors" includes Domestic Common Stock and Foreign Stocks & ADRs.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 13.1%
Consumer Discretionary 2.2%
Delphi Automotive PLC	45,000	$4,338,000
Energy 1.7%
Core Laboratories NV	40,000	3,527,200
Health Care 2.6%
Medtronic PLC	65,000	5,240,300
Information Technology 6.6%
BlackBerry Ltd.*	500,000	4,635,000
Mastercard, Inc.	38,000	5,065,400
TE Connectivity Ltd.	46,000	3,661,600
		13,362,000
Total Domestic Common Stocks (Cost $23,613,433)		26,467,500
Foreign Stocks & ADR's 78.8%
Australia 1.0%
Northern Star Resources Ltd. (a)	500,000	2,094,417
Canada 2.7%
Uni-Select, Inc. (a)	245,000	5,387,547
	Shares	Value (Note 2)
China 2.2%
Tencent Holdings Ltd. (a)	108,000	$4,544,604
Cyprus 2.2%
Bank of Cyprus Holdings PLC *(a)	1,275,000	4,443,432
Denmark 1.9%
ISS A/S (a)	98,000	3,814,390
France 6.8%
Edenred SA (a)	189,000	5,113,956
JCDecaux SA (a)	123,000	4,027,021
Renault SA (a)	51,000	4,515,626
		13,656,603
Germany 5.1%
Brenntag AG (a)	100,000	5,307,224
SAP SE (a)	47,000	4,932,735
		10,239,959
Greece 2.3%
OPAP SA (a)	410,000	4,581,562
India 5.6%
PC Jeweller Ltd. (a)	1,260,000	7,036,872
	Shares	Value (Note 2)
Shriram Transport Finance Co Ltd. (a)	276,000	$4,265,621
		11,302,493
Ireland 2.0%
Experian PLC (a)	205,000	4,122,108
Italy 1.6%
DiaSorin SpA (a)	37,000	3,193,010
Japan 5.7%
CyberAgent, Inc. (a)	120,000	3,930,490
FANUC Corp. (a)	19,000	3,691,366
USS Co Ltd. (a)	202,000	3,973,091
		11,594,947
Luxembourg 2.5%
SES SA *(a)	219,000	5,007,706
Macau 2.2%
Wynn Macau Ltd. (a)	2,023,000	4,458,370
South Korea 1.4%
Samsung Electronics Co Ltd. (a)	1,400	2,881,914
Spain 3.2%
Red Electrica Corp. SA (a)	292,000	6,564,211

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

	Shares	Value (Note 2)
Switzerland 4.7%
Adecco SA (a)	55,000	$3,986,577
Nestle SA (a)	64,000	5,425,656
		9,412,233
United Kingdom 25.7%
Auto Trader Group PLC (a)	828,000	3,788,210
AVEVA Group PLC (a)	185,000	4,618,315
BCA Marketplace PLC (a)	2,570,000	6,247,745
Compass Group PLC (a)	209,615	4,482,377
Foxtons Group PLC (a)	1,750,000	2,010,639
Indivior PLC (a)	770,000	4,147,876
InterContinental Hotels Group PLC (a)	65,000	3,242,671
ITV PLC (a)	2,700,000	5,545,688
Randgold Resources Ltd. (a)	34,000	3,487,656
Reckitt Benckiser Group PLC (a)	38,000	3,603,484
Savills PLC (a)	439,000	5,026,728
WPP PLC (a)	320,000	5,835,876
		52,037,265
Total Foreign Stocks & ADR's (Cost $130,842,880)		159,336,771
Institutional Money Market Funds 7.0%
State Street Institutional U.S. Government Money Market Fund Premier Class (Cost $14,188,046)	14,188,046	14,188,046
Total Investments 98.9% (Cost $168,644,359)†		199,992,317

Other Assets in Excess of Liabilities 1.1%		2,148,845

Net Assets 100.0%		$202,141,162

*	Non-income producing.

†	Cost for federal income tax purposes is $168,644,359. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $31,347,958 of which $36,166,265 related to appreciated securities and $4,818,307 related to depreciated securities.

(a)	Fair valued.

The accompanying notes are an integral part of the financial statements

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at August 31, 2017

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	32.3%
1 yr. to 2.99 yrs.	21.5%
3 yrs. to 3.99 yrs.	11.2%
Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	20.7%
6 yrs. to 7.99 yrs.	10.7%
8 yrs. and over	3.6%

Average Effective Duration (for all Fixed Income Holdings) 2.8 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 4022 AH	1.50%	12/15/25	8.4%
SPDR Barclays Intermediate Term Corporate Bond ETF			5.5%
SPDR Barclays Short Term Corporate Bond ETF			5.0%
FHR 4039 PB	1.50%	05/15/27	4.8%
FNR 10-64 AD	3.00%	12/25/20	4.0%
Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			3.9%
Bear Stearns Trust FLT	3.400%	06/25/34	2.1%
FHR 4238 TL	1.25%	08/15/27	1.8%
GSR 2003 13 1A1	3.285%	10/25/33	1.8%
FNR 11-15 HC	2.50%	03/25/26	1.4%
Total of Net Assets			38.7%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.
** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 22.8%
U.S. Government Agency Obligations 22.8%
Federal Home Loan Mortgage Corporation 15.8%
Collateralized Mortgage Obligations:
FHR 3874 BD
3%, 06/15/21	1,979 M	$2,006,625
FHR 4022 AH
1.5%, 12/15/25	23,808 M	23,403,097
FHR 4039 PB
1.5%, 05/15/27	13,530 M	13,282,587
FHR 4238 TL
1.25%, 08/15/27	5,320 M	5,152,736
FHR 2927 ED
4%, 01/15/35	83 M	83,165
		43,928,210
Mortgage-Backed Securities:
15-Year:
FHLMC J05907
6%, 08/01/19	252 M	255,877
20-Year:
FHLMC D94230
7.5%, 10/01/19	214	214
	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FHLMC G00100
8%, 02/01/23	2 M	$2,613
Total Federal Home Loan Mortgage Corporation		44,186,914
Federal National Mortgage Association 7.0%
Collateralized Mortgage Obligations:
FNR 10-64 AD
3%, 12/25/20	11,166 M	11,277,782
FNR 11-67 DA
4.5%, 07/25/21	3,034 M	3,091,690
FNR 12-47 AI Interest Only
3%, 05/25/22	3,713 M	188,141
FNR 11-15 HC
2.5%, 03/25/26	3,887 M	3,900,814
FNR 09-32 BH
5.25%, 05/25/39	703 M	748,464
		19,206,891
Mortgage-Backed Securities:
15-Year:
FNMA 671380
6%, 11/01/17	683	683
FNMA 725284
7%, 11/01/18	731	733
FNMA 985670
6.5%, 10/01/21	229 M	237,818
		239,234
	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 207530
8.25%, 04/01/22	5 M	$5,420
FNMA 175123
7.45%, 08/01/22	66 M	67,861
		73,281
Total Federal National Mortgage Association		19,519,406
Government National Mortgage Corporation 0.0%^
Mortgage-Backed Securities:
20-Year:
GNMA 628440
7%, 04/15/24	15 M	15,528
Total U.S. Government Obligations (Cost $64,516,350)		63,721,848
Domestic Corporate Bonds 33.4%
Basic Industry 0.3%
Int'l. Paper Co.
4.4%, 08/15/47	850 M	863,733
Capital Goods 3.0%
Lockheed Martin Corp.
2.5%, 11/23/20	1,500 M	1,525,919
3.55%, 01/15/26	950 M	992,174
Northrop Grumman Corp.
3.25%, 08/01/23	2,000 M	2,085,826
Reynolds Group Issuer LLC
5.125%, 07/15/23(a)	1,325 M	1,380,902

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Rolls-Royce PLC
3.625%, 10/14/25(a)	1,500 M	$1,568,636
United Technologies Corp.
2.65%, 11/01/26	950 M	925,616
		8,479,073
Communications 4.9%
America Movil SAB de CV
6.125%, 03/30/40	950 M	1,183,678
AT&T, Inc.
3.8%, 03/15/22	2,708 M	2,831,425
CCO Holdings LLC
5.75%, 02/15/26(a)	1,325 M	1,400,777
Comcast Corp.
2.35%, 01/15/27	950 M	894,128
Cox Communications, Inc.
3.35%, 09/15/26(a)	850 M	838,085
Frontier Communications Corp.
11%, 09/15/25	1,325 M	1,156,062
SFR Group SA
7.375%, 05/01/26(a)	1,285 M	1,387,826
Sprint Corp.
7.875%, 09/15/23	1,325 M	1,513,985
Telesat Canada / Telesat LLC
8.875%, 11/15/24(a)	1,325 M	1,484,000
Time Warner, Inc.
3.8%, 02/15/27	950 M	956,436
		13,646,402
Consumer Cyclical 6.5%
Amazon.com, Inc.
4.95%, 12/05/44	950 M	1,108,020
Ford Motor Credit Co LLC
5%, 05/15/18	3,500 M	3,575,124
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,000 M	3,106,095
3.2%, 07/06/21	2,950 M	3,001,995
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	850 M	802,154
McDonald's Corp.
2.75%, 12/09/20	1,500 M	1,536,471
3.7%, 01/30/26	950 M	1,000,065
Walgreen Co.
3.1%, 09/15/22	1,500 M	1,538,031
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	950 M	952,610
Wynn Las Vegas LLC
5.5%, 03/01/25(a)	1,325 M	1,381,313
		18,001,878
Consumer Non-Cyclical 6.7%
Abbott Laboratories
4.9%, 11/30/46	850 M	951,287
Altria Group, Inc.
2.85%, 08/09/22	2,000 M	2,047,082
Amgen, Inc.
3.625%, 05/22/24	1,500 M	1,567,979
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	950 M	1,082,471
	Principal Amount (M=$1,000)	Value (Note 2)
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	1,500 M	$1,594,976
DaVita, Inc.
5.125%, 07/15/24	1,325 M	1,352,328
HCA, Inc.
5.375%, 02/01/25	1,325 M	1,397,875
Kraft Foods Group, Inc.
3.5%, 06/06/22	2,000 M	2,077,654
Medtronic, Inc.
3.15%, 03/15/22	1,500 M	1,563,763
3.5%, 03/15/25	950 M	1,001,309
Molson Coors Brewing Co.
2.1%, 07/15/21	2,000 M	1,978,383
Thermo Fisher Scientific, Inc.
3.6%, 08/15/21	2,000 M	2,095,818
		18,710,925
Energy 0.5%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	1,325 M	1,462,943
Financials 3.3%
Bank of America Corp.
3.124%, 01/20/23	2,500 M	2,553,420
3.248%, 10/21/27	950 M	936,363
Brookfield Asset Management, Inc.
4%, 01/15/25	1,935 M	2,005,688
Icahn Enterprises LP
5.875%, 02/01/22	1,325 M	1,362,696
JPMorgan Chase & Co
2.7%, 05/18/23	1,500 M	1,504,286
2.95%, 10/01/26	950 M	935,441
		9,297,894
Insurance 2.4%
Chubb INA Holdings, Inc.
2.875%, 11/03/22	1,500 M	1,540,929
3.35%, 05/03/26	950 M	983,685
Jackson National Life Global Funding
3.25%, 01/30/24(a)	1,500 M	1,539,973
MetLife, Inc.
4.368%, 09/15/23	1,500 M	1,646,401
4.6%, 05/13/46	950 M	1,052,183
		6,763,171
Media 1.3%
CBS Corp.
3.375%, 03/01/22	2,000 M	2,076,840
Comcast Corp.
3.125%, 07/15/22	1,500 M	1,562,067
		3,638,907
Real Estate 1.1%
HCP, Inc.
4%, 06/01/25	850 M	890,741
Simon Property Group LP
2.35%, 01/30/22	2,000 M	2,006,492
		2,897,233
Technology 2.6%
KLA-Tencor Corp.
4.65%, 11/01/24	1,350 M	1,476,733
	Principal Amount (M=$1,000)	Value (Note 2)
Microsoft Corp.
2.375%, 05/01/23	1,500 M	$1,509,340
2.4%, 08/08/26	950 M	924,776
Nuance Communications, Inc.
5.625%, 12/15/26(a)	1,325 M	1,382,969
QUALCOMM, Inc.
3%, 05/20/22	2,000 M	2,064,355
		7,358,173

Transportation 0.5%
XPO Logistics, Inc.
6.5%, 06/15/22(a)	1,325 M	1,391,250
Utilities 0.3%
Electricite de France SA
3.625%, 10/13/25(a)	850 M	883,958
Total Domestic Corporate Bonds (Cost $90,957,863)		93,395,540
Residential Mortgage-Backed Securities 3.9%
Financials 3.9%
Bear Stearns Trust FLT
3.4004%, 06/25/34	5,641 M	5,733,486
GSR 2003 13 1A1
3.2847%, 10/25/33	5,074 M	5,133,383
Total Residential Mortgage-Backed Securities (Cost $10,830,434)		10,866,869
Bank Loans 0.8%
Consumer Discretionary 0.2%
J Crew Group, Inc.
4.22%, 03/05/21(b)	1,167 M	466,716
Technology 0.6%
Micron Technology, Inc.
3.72%, 04/26/22(c)	1,757 M	1,768,022
Total Bank Loans (Cost $2,438,148)		2,234,738
Asset Backed Securities 0.6%
Taco Bell Funding, LLC
3.832%, 05/25/26(a) (Cost $1,584,000)	1,584 M	1,626,055

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 15.0%
Bond Funds 15.0%
iShares 0-5 Year High Yield Corporate Bond ETF	33,400	1,596,186
iShares iBoxx $ Investment Grade Corporate Bond ETF	90,627	11,021,150
SPDR Barclays Intermediate Term Corporate Bond ETF	445,627	15,445,432
SPDR Barclays Short Term Corporate Bond ETF	454,070	13,953,571
Total Domestic Exchange Traded Funds (Cost $40,556,649)		42,016,339

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

	Shares	Value (Note 2)
Institutional Money Market Funds 23.4%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $65,345,103)	65,345,103	65,345,103
Total Investments 99.9% (Cost $276,228,547)†		$279,206,492
Other Assets in Excess of Liabilities 0.1%		352,803
Net Assets 100.0%		$279,559,295

†	Cost for federal income tax purposes is $276,228,547. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $2,977,945 of which $4,323,767 related to appreciated securities and $1,345,822 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of rule 144A securities amounted to $16,265,744 or 5.82% of net assets.

(b)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(c)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.5%.

SPDR	-	Standard & Poor's Depository Receipts

^	Represents less than 0.05% of net assets.

At August 31, 2017, the following futures contracts were outstanding with $124,468 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 115 U.S. Treasury 5-Year Note futures contracts	12/17	$13,627,500	$(3,234)

Net payments of variation margin and/or brokerage fees			0

Variation margin payable on open futures contracts			$(3,234)

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at August 31, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Exchange Traded Funds	49.2%
Domestic Corporate Bonds	39.9%
U.S. Government Obligations	6.5%
Bank Loans	1.6%
Asset Backed Securities	0.1%
Cash and Other	2.7%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares High Dividend ETF	14.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.7%
SPDR Barclays Short Term High Yield Bond ETF	9.5%
SPDR Barclays Intermediate Term Corporate Bond ETF	6.6%
iShares Int'l. Select Dividend ETF	4.2%
iShares 0-5 Year High Yield Corporate Bond ETF	0.8%
SPDR Barclays Short Term Corporate Bond ETF	0.0%^
Total of Net Assets	49.2%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA TBA 30YR	3.00%	09/13/47	1.8%
FHLMC Q41208	3.50%	06/01/46	1.6%
America Movil SAB de CV	6.125%	03/30/40	1.4%
Lamb Weston Holdings, Inc.	4.875%	11/01/26	1.2%
Ziggo Secured Finance BV	5.50%	01/15/27	1.2%
Reynolds Group Issuer, Inc.	5.75%	10/15/20	1.1%
HCA, Inc.	5.375%	02/01/25	1.0%
FNMA AS7601	4.00%	07/01/46	1.0%
FNMA AS8703	2.50%	02/01/32	1.0%
Bank of America Corp.	3.248%	10/21/27	1.0%
Total of Net Assets			12.3%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 6.5%
U.S. Government Agency Obligations 6.5%
Federal Home Loan Mortgage Corporation 1.6%
Mortgage-Backed Securities:
30-Year:
FHLMC Q41208
3.5%, 06/01/46	3,828 M	$3,969,182
Federal National Mortgage Association 4.8%
Mortgage-Backed Securities:
15-Year:
FNMA AS8703
2.5%, 02/01/32	2,445 M	2,481,305
30-Year:
FNMA BC4492
4.5%, 12/01/39	2,154 M	2,317,363
FNMA AS7601
4%, 07/01/46	2,371 M	2,506,206

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA TBA 30YR
3%, 09/13/47(a)	4,300 M	$4,348,375
		9,171,944
Total Federal National Mortgage Association		11,653,249
Government National Mortgage Corporation 0.1%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.5681%, 04/16/54	7,726 M	278,186
Total U.S. Government Obligations (Cost $16,022,542)		15,900,617
Domestic Corporate Bonds 39.9%
Basic Industry 1.1%
Domtar Corp.
6.25%, 09/01/42	1,750 M	1,882,855
Int'l. Paper Co.
4.4%, 08/15/47	850 M	863,733
		2,746,588

	Principal Amount (M=$1,000)	Value (Note 2)
Capital Goods 2.7%
Lockheed Martin Corp.
3.55%, 01/15/26	1,050 M	$1,096,613
Northrop Grumman Corp.
3.85%, 04/15/45	1,125 M	1,127,932
Reynolds Group Issuer LLC
5.125%, 07/15/23(b)	1,539 M	1,603,930
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	2,750 M	2,801,260
		6,629,735
Communications 10.6%
AMC Networks, Inc.
5%, 04/01/24	735 M	757,969
America Movil SAB de CV
6.125%, 03/30/40	2,800 M	3,488,736
AT&T, Inc.
3.8%, 03/15/22	592 M	618,982
CBS Corp.
4%, 01/15/26	1,500 M	1,572,872
CCO Holdings LLC
5.75%, 02/15/26(b)	539 M	569,825

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
CenturyLink, Inc.
7.5%, 04/01/24	2,250 M	$2,356,875
Comcast Corp.
2.35%, 01/15/27	2,050 M	1,929,434
Cox Communications, Inc.
3.35%, 09/15/26(b)	1,350 M	1,331,077
CSC Holdings LLC
10.875%, 10/15/25(b)	1,027 M	1,263,210
Frontier Communications Corp.
11%, 09/15/25	789 M	688,402
SFR Group SA
7.375%, 05/01/26(b)	1,489 M	1,608,150
Sprint Corp.
7.875%, 09/15/23	1,539 M	1,758,508
Telecom Italia SpA/Milano
5.303%, 05/30/24(b)	2,000 M	2,165,000
Telesat Canada / Telesat LLC
8.875%, 11/15/24(b)	1,415 M	1,584,800
Time Warner, Inc.
3.8%, 02/15/27	1,425 M	1,434,654
Ziggo Secured Finance BV
5.5%, 01/15/27(b)	2,750 M	2,835,938
		25,964,432
Consumer Cyclical 4.6%
Amazon.com, Inc.
4.95%, 12/05/44	1,050 M	1,224,654
DR Horton, Inc.
4.75%, 02/15/23	775 M	847,569
General Motors Financial Co., Inc.
3.2%, 07/06/21	1,100 M	1,119,388
5.25%, 03/01/26	1,000 M	1,089,768
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	850 M	802,154
McDonald's Corp.
3.7%, 01/30/26	1,050 M	1,105,335
QVC, Inc.
5.45%, 08/15/34	1,535 M	1,514,964
Scientific Games Int'l. Inc
10%, 12/01/22	1,050 M	1,168,125
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	1,050 M	1,052,885
Wynn Las Vegas LLC
5.5%, 03/01/25(b)	1,225 M	1,277,063
		11,201,905
Consumer Non-Cyclical 8.7%
Abbott Laboratories
4.9%, 11/30/46	850 M	951,287
Amgen, Inc.
2.6%, 08/19/26	1,500 M	1,442,635
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	2,050 M	2,335,859
BAT Capital Corp.
3.557%, 08/15/27(b)	2,270 M	2,302,368
Cardinal Health, Inc.
4.9%, 09/15/45	1,370 M	1,538,855
DaVita, Inc.
5.125%, 07/15/24	1,539 M	1,570,742

	Principal Amount (M=$1,000)	Value (Note 2)
Express Scripts Holding Co.
3.4%, 03/01/27	810 M	$805,157
HCA, Inc.
5.375%, 02/01/25	2,400 M	2,532,000
Kraft Heinz Foods Co.
4.375%, 06/01/46	1,500 M	1,463,642
Lamb Weston Holdings, Inc.
4.875%, 11/01/26(b)	2,750 M	2,853,538
Medtronic, Inc.
3.5%, 03/15/25	1,850 M	1,949,917
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26	1,500 M	1,483,032
		21,229,032
Energy 0.5%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	1,225 M	1,352,532
Financials 2.8%
Bank of America Corp.
3.248%, 10/21/27	2,500 M	2,464,113
Brookfield Asset Management, Inc.
4%, 01/15/25	1,405 M	1,456,327
Citizens Financial Group, Inc.
4.3%, 12/03/25	582 M	616,371
Icahn Enterprises LP
5.875%, 02/01/22	1,225 M	1,259,851
JPMorgan Chase & Co
2.95%, 10/01/26	1,050 M	1,033,908
		6,830,570
Insurance 2.5%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	1,050 M	1,087,231
Kemper Corp.
4.35%, 02/15/25	427 M	437,944
Manulife Financial Corp.
4.15%, 03/04/26	1,045 M	1,124,253
MetLife, Inc.
4.6%, 05/13/46	1,300 M	1,439,829
Travelers Cos, Inc.
3.75%, 05/15/46	2,150 M	2,161,303
		6,250,560
Real Estate 1.6%
HCP, Inc.
4%, 06/01/25	850 M	890,741
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,400 M	1,469,247
Simon Property Group LP
4.25%, 11/30/46	1,500 M	1,560,230
		3,920,218
Technology 2.5%
KLA-Tencor Corp.
4.65%, 11/01/24	1,150 M	1,257,958
Microsoft Corp.
2.4%, 08/08/26	2,050 M	1,995,569
Nuance Communications, Inc.
5.625%, 12/15/26(b)	1,225 M	1,278,594

	Principal Amount (M=$1,000)	Value (Note 2)
QUALCOMM, Inc.
3.45%, 05/20/25	1,500 M	$1,555,104
		6,087,225
Transportation 1.0%
Hertz Corp.
7.625%, 06/01/22(b)	1,241 M	1,251,859
XPO Logistics, Inc.
6.5%, 06/15/22(b)	1,225 M	1,286,250
		2,538,109
Utilities 1.3%
Electricite de France SA
3.625%, 10/13/25(b)	850 M	883,958
NRG Energy, Inc.
7.25%, 05/15/26	2,050 M	2,203,750
		3,087,708
Total Domestic Corporate Bonds (Cost $94,762,689)		97,838,614
Asset Backed Securities 0.1%
Taco Bell Funding, LLC
3.832%, 05/25/26(b) (Cost $297,000)	297 M	304,885
Bank Loans 1.6%
Consumer Discretionary 0.2%
J Crew Group, Inc.
4.22%, 03/05/21(c)	1,079 M	431,492
Consumer Non-Cyclical 0.9%
Community Health Systems, Inc.
3.97%, 12/31/19(d)	2,384 M	2,376,587
Technology 0.5%
Micron Technology, Inc.
3.72%, 04/26/22(e)	1,262 M	1,269,988
Total Bank Loans (Cost $4,180,703)		4,078,067

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 49.2%
Bond Funds 30.6%
iShares 0-5 Year High Yield Corporate Bond ETF	38,538	1,841,731
iShares iBoxx $ Investment Grade Corporate Bond ETF	275,896	33,551,712
SPDR Barclays Intermediate Term Corporate Bond ETF	468,810	16,248,955
SPDR Barclays Short Term Corporate Bond ETF	992	30,484
SPDR Barclays Short Term High Yield Bond ETF	837,866	23,401,597
		75,074,479
Equity Funds 18.6%
iShares High Dividend ETF	418,544	35,216,292
iShares Int'l. Select Dividend ETF	308,886	10,288,993
		45,505,285
Total Domestic Exchange Traded Funds (Cost $114,182,383)		120,579,764

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

	Shares	Value (Note 2)
Institutional Money Market Funds 3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $7,849,556)	7,849,556	7,849,556
Total Investments 100.5% (Cost $237,294,873)†		$246,551,503

Excess of Liabilities Over Other Assets (0.5)%		(1,274,224)

Net Assets 100.0%		$245,277,279

†	Cost for federal income tax purposes is $237,294,873. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $9,256,630 of which $10,407,076 related to appreciated securities and $1,150,446 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of rule 144A securities amounted to $24,400,445 or 9.95% of net assets.

(c)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(d)	Community Health Systems, Inc. has a variable interest rate that floats quarterly and is adjusted in February, May, August and November. The interest rate is based on the 3-month Libor rate plus 2.75%.

(e)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.5%.

^	Represents less than 0.05% of net assets.

SPDR	- Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at August 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	26.2%
Consumer Discretionary	15.9%
Health Care	15.1%
Industrials	11.0%
Sector	Percent of Net Assets
Financials	8.6%
Energy	2.2%
Real Estate	2.1%
Telecommunication Services	1.1%

Top 10 Holdings**

Description	Percent of Net Assets
Acxiom Corp.	1.7%
Genesee & Wyoming, Inc.	1.6%
Corporate Office Properties Trust	1.6%
NICE Systems Ltd.	1.5%
Glacier Bancorp, Inc.	1.5%
VeriFone Systems, Inc.	1.5%
Description	Percent of Net Assets
GrubHub, Inc.	1.4%
Adtalem Global Education, Inc.	1.4%
Orthofix Int'l. NV	1.3%
MAXIMUS, Inc.	1.2%
Total of Net Assets	14.7%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 79.1%
Consumer Discretionary 15.9%
Aaron's, Inc.	272,400	$12,059,148
Adtalem Global Education, Inc.	464,035	15,869,997
Bloomin' Brands, Inc.	713,440	12,135,615
Callaway Golf Co.	947,780	13,212,053
Five Below, Inc.*	244,200	11,616,594
KB Home	570,100	12,200,140
MDC Partners, Inc.	1,166,466	11,897,953
Penn National Gaming, Inc.*	579,700	12,863,543
Planet Fitness, Inc.	493,900	12,530,243
Regal Entertainment Group	818,500	12,089,245
Select Comfort Corp.*	408,000	12,048,240
Texas Roadhouse, Inc.	257,500	12,218,375
The Habit Restaurants, Inc.*	617,400	8,026,200
Tile Shop Holdings, Inc.	804,300	12,104,715
TRI Pointe Group, Inc.*	1,093,000	13,924,820
		184,796,881
Energy 2.2%
Carrizo Oil & Gas, Inc.*	944,730	12,697,171
Gulfport Energy Corp.*	1,027,000	12,868,310
		25,565,481
Financials 8.6%
Chemical Financial Corp.	267,300	12,138,093
Evercore Partners, Inc.	161,000	12,147,450
	Shares	Value (Note 2)
Glacier Bancorp, Inc.	520,500	$17,285,805
PRA Group, Inc.*	357,600	10,334,640
Stifel Financial Corp.	254,900	12,171,475
Webster Financial Corp.	240,800	11,240,544
Western Alliance Bancorp*	253,900	12,245,597
WSFS Financial Corp.	274,300	12,261,210
		99,824,814
Health Care 15.1%
AngioDynamics, Inc.*	728,106	12,399,645
Bio-Rad Laboratories, Inc.*	53,964	11,754,439
Bio-Techne Corp.	107,200	13,269,216
Capital Senior Living Corp.*	862,600	10,722,118
Diplomat Pharmacy, Inc.*	759,300	12,718,275
Globus Medical, Inc.*	414,700	12,536,381
Haemonetics Corp.*	288,300	12,402,666
HealthSouth Corp.	283,500	12,970,125
Magellan Health, Inc.*	155,199	12,555,599
NuVasive, Inc.*	195,600	12,221,088
Omnicell, Inc.*	218,400	11,203,920
Orthofix Int'l. NV*	314,734	15,488,060
Owens & Minor, Inc.	434,900	12,151,106
Tivity Health, Inc.*	337,230	13,219,416
		175,612,054
Industrials 11.0%
Crane Co.	146,400	10,867,272
Esterline Technologies Corp.*	143,500	12,254,900
Genesee & Wyoming, Inc.*	275,100	18,860,856
	Shares	Value (Note 2)
Healthcare Services Group, Inc.	236,400	$12,103,680
Knight Transportation, Inc.	321,100	12,538,955
Mobile Mini, Inc.	407,262	12,319,676
Quanta Services, Inc.*	315,270	11,327,651
Regal Beloit Corp.	162,800	12,275,120
SkyWest, Inc.	398,000	13,810,600
Woodward, Inc.	155,600	10,924,676
		127,283,386
Information Technology 24.7%
8x8, Inc.*	835,600	11,823,740
Acxiom Corp.*	824,690	19,207,030
Aspen Technology, Inc.*	192,000	12,144,000
Barracuda Networks, Inc.*	510,638	12,362,546
Blackhawk Network Holdings, Inc.*	282,800	12,669,440
Bottomline Technologies de, Inc.*	404,100	12,248,271
BroadSoft, Inc.*	277,900	13,769,945
Carbonite, Inc.*	612,440	12,248,800
CommVault Systems, Inc.*	210,700	12,863,235
Finisar Corp.*	484,400	11,698,260
GrubHub, Inc.*	292,700	16,710,243
GTT Communications, Inc.*	417,084	13,242,417
j2 Global, Inc.	168,485	12,683,551
MAXIMUS, Inc.	232,509	14,131,897
Microsemi Corp.*	190,000	9,572,200
NetScout Systems, Inc.*	368,400	12,065,100

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

	Shares	Value (Note 2)
Nuance Communications, Inc.*	751,270	$12,072,909
ON Semiconductor Corp.*	748,980	12,792,578
Open Text Corp.	333,320	10,746,237
Plantronics, Inc.	283,540	12,087,310
Tower Semiconductor Ltd.*	446,200	13,479,702
VeriFone Systems, Inc.*	850,500	16,814,385
		287,433,796
Real Estate 0.5%
RE/MAX Holdings, Inc.	103,989	6,369,326
Telecommunication Services 1.1%
Cogent Communications Holdings, Inc.	270,500	12,605,300
Total Domestic Common Stocks (Cost $761,267,163)		919,491,038
Foreign Stocks & ADR's 1.5%
Israel 1.5%
NICE Systems Ltd. ADR (Cost $9,428,810)	223,920	17,515,023
Real Estate Investment Trusts 1.6%
Real Estate 1.6%
Corporate Office Properties Trust(a) (Cost $13,027,472)	537,400	17,927,664
Institutional Money Market Funds 17.9%
State Street Institutional U.S. Government Money Market Fund Premier Class (Cost $207,494,153)	207,494,153	207,494,153

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 0.9%
Federal Home Loan Bank 0.9%
Agency Discount Notes:
1%, 09/01/17 (Cost $11,000,000)	11,000 M	11,000,000
Total Investments 101.0% (Cost $1,002,217,598)†		1,173,427,878

Excess of Liabilities Over Other Assets (1.0)%		(11,561,952)

Net Assets 100.0%		$1,161,865,926
*	Non-income producing.

†	Cost for federal income tax purposes is $1,002,217,598. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $171,210,280 of which $212,796,346 related to appreciated securities and $41,586,066 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	25.0%
Financials	15.5%
Health Care	15.5%
Consumer Discretionary	12.8%
Industrials	10.2%
Sector	Percent of Net Assets
Consumer Staples	8.7%
Energy	3.2%
Materials	2.1%
Real Estate	1.8%
Telecommunication Services	1.5%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.7%
Visa, Inc.	3.3%
Apple, Inc.	3.2%
Alphabet, Inc.	3.1%
UnitedHealth Group, Inc.	2.5%
S&P Global, Inc.	2.4%
Description	Percent of Net Assets
McDonald's Corp.	2.1%
PepsiCo, Inc.	2.1%
PNC Financial Services Group, Inc.	2.0%
Unilever NV	2.0%
Total of Net Assets	26.4%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 89.4%
Consumer Discretionary 12.8%
Amazon.com, Inc.*	2,300	$2,255,380
Comcast Corp.	190,000	7,715,900
Goodyear Tire & Rubber Co.	92,000	2,787,600
Home Depot, Inc.	36,000	5,395,320
Marriott Int'l., Inc.	40,000	4,143,200
McDonald's Corp.	51,000	8,158,470
Omnicom Group, Inc.	60,000	4,342,800
Priceline Group, Inc.*	1,700	3,148,536
Time Warner, Inc.	45,000	4,549,500
TJX Cos., Inc.	95,000	6,868,500
		49,365,206
Consumer Staples 6.7%
CVS Health Corp.	30,000	2,320,200
Estee Lauder Cos, Inc.	50,000	5,349,500
Kraft Heinz Co.	40,000	3,230,000
PepsiCo, Inc.	70,000	8,101,100
Procter & Gamble Co.	75,000	6,920,250
		25,921,050
Energy 3.2%
Baker Hughes a GE Co.	40,000	1,356,000
EOG Resources, Inc.	56,500	4,801,935
Noble Energy, Inc.	70,000	1,663,900
Schlumberger Ltd.	70,000	4,445,700
		12,267,535
Financials 15.5%
American Express Co.	40,000	3,444,000

	Shares	Value (Note 2)
Chubb Ltd.	40,000	$5,656,800
CME Group, Inc.	47,000	5,912,600
Comerica, Inc.	65,000	4,436,250
Discover Financial Services	50,000	2,947,500
Morgan Stanley	160,000	7,280,000
PNC Financial Services Group, Inc.	62,500	7,838,125
Raymond James Financial, Inc.	37,910	2,969,111
S&P Global, Inc.	60,000	9,259,800
Signature Bank*	23,000	2,951,820
The Travelers Cos., Inc.	37,500	4,544,250
Webster Financial Corp.	55,000	2,567,400
		59,807,656
Health Care 14.5%
Amgen, Inc.	25,000	4,444,250
Becton Dickinson & Co.	20,000	3,988,800
Biogen, Inc.*	9,000	2,849,040
Bristol-Myers Squibb Co.	60,000	3,628,800
Danaher Corp.	52,000	4,337,840
Eli Lilly & Co.	33,000	2,682,570
Johnson & Johnson	22,500	2,978,325
Medtronic PLC	65,000	5,240,300
Merck & Co., Inc.	110,000	7,024,600
Stryker Corp.	22,000	3,110,140
UnitedHealth Group, Inc.	48,000	9,547,200
Zoetis, Inc.	95,000	5,956,500
		55,788,365

	Shares	Value (Note 2)
Industrials 8.8%
3M Co.	28,000	$5,720,960
Ametek, Inc.	35,000	2,213,750
Canadian Pacific Railway Ltd.	19,000	2,956,400
Fortive Corp.	31,000	2,014,070
Johnson Controls Int'l. plc	30,000	1,187,700
Parker Hannifin Corp.	22,000	3,539,580
United Parcel Service, Inc.	20,000	2,287,200
Verisk Analytics, Inc.*	35,000	2,836,750
Waste Connections, Inc.	84,255	5,618,966
Xylem Inc	90,000	5,586,300
		33,961,676
Information Technology 24.3%
Accenture PLC	59,000	7,714,840
Alphabet, Inc.*	12,300	11,749,452
Apple, Inc.	75,000	12,300,000
Check Point Software Technologies Ltd.*	25,000	2,796,750
Cisco Systems, Inc.	160,000	5,153,600
Cognizant Technology Solutions Corp.	40,000	2,830,800
Facebook, Inc.*	12,000	2,063,640
Microchip Technology, Inc.	70,000	6,076,000
Microsoft Corp.	190,000	14,206,300
Open Text Corp.	83,000	2,675,920
Skyworks Solutions, Inc.	30,000	3,160,800
Synopsys, Inc.*	40,000	3,216,800
Texas Instruments, Inc.	85,000	7,039,700

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

	Shares	Value (Note 2)
Visa, Inc.	121,000	$12,525,920
		93,510,522
Materials 2.1%
Ecolab, Inc.	42,000	5,598,600
Praxair, Inc.	20,000	2,630,800
		8,229,400
Telecommunication Services 1.5%
Verizon Communications, Inc.	120,000	5,756,400
Total Domestic Common Stocks (Cost $218,510,946)		344,607,810
Foreign Stocks & ADR's 5.1%
Denmark 1.4%
Vestas Wind Systems A/S ADR	170,000	5,149,300
Israel 0.7%
NICE Systems Ltd. ADR	35,000	2,737,700
Netherlands 2.0%
Unilever NV ADR	130,000	7,735,000
Switzerland 1.0%
Roche Holding AG ADR	120,000	3,811,200
Total Foreign Stocks & ADR's (Cost $14,949,313)		19,433,200
Real Estate Investment Trusts 1.8%
Real Estate 1.8%
Equinix, Inc.
(Cost $5,034,949)	15,000	7,026,150
Institutional Money Market Funds 3.7%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $14,369,183)	14,369,183	14,369,183
Total Investments 100.0% (Cost $252,864,391)†		385,436,343
Other Assets in Excess of Liabilities 0.0%^		105,350
Net Assets 100.0%		$385,541,693

*	Non-income producing.

†	Cost for federal income tax purposes is $252,864,391. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $132,571,952 of which $137,666,009 related to appreciated securities and $5,094,057 related to depreciated securities.

^	Represents less than 0.05% of net assets.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at August 31, 2017

Average Effective Duration (Unaudited)

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	5.6%
1 yr. to 2.99 yrs.	7.6%
3 yrs. to 3.99 yrs.	8.3%
Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	23.8%
6 yrs. to 7.99 yrs.	38.2%
8 yrs. and over	16.5%

Average Effective Duration (for all Fixed Income Holdings) 5.5 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			21.8%
FHLMC Q33006	3.50%	04/01/45	3.9%
SPDR Barclays Short Term Corporate Bond ETF			3.7%
FHLMC Q29056	4.00%	10/01/44	3.5%
FHLMC Q32917	3.00%	04/01/45	3.3%
Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AS8703	2.50%	02/01/32	3.1%
FNMA AT2016	3.00%	04/01/43	2.8%
FNMA BC1809	3.50%	05/01/46	2.4%
FNMA 890310	4.50%	12/01/40	2.4%
GNR 10-33 PX	5.00%	09/20/38	1.8%
Total of Net Assets			48.7%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 29.1%
U.S. Government Agency Obligations 29.1%
Federal Home Loan Mortgage Corporation 12.2%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,868 M	$2,039,217
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,001 M	1,021,847
30-Year:
FHLMC Q29056
4%, 10/01/44	6,940 M	7,335,533
FHLMC Q32917
3%, 04/01/45	6,747 M	6,854,502
FHLMC Q33006
3.5%, 04/01/45	7,834 M	8,123,847
		22,313,882
Total Federal Home Loan Mortgage Corporation		25,374,946
Federal National Mortgage Association 13.5%
Mortgage-Backed Securities:
15-Year:
FNMA AS8703
2.5%, 02/01/32	6,390 M	6,485,882
	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 725423
5.5%, 05/01/34	572 M	$640,804
FNMA AD9193
5%, 09/01/40	1,539 M	1,686,066
FNMA 890310
4.5%, 12/01/40	4,577 M	4,962,621
FNMA AT2016
3%, 04/01/43	5,728 M	5,823,445
FNMA AS0779
4%, 10/01/43	3,196 M	3,424,110
FNMA BC1809
3.5%, 05/01/46	4,897 M	5,077,028
		21,614,074
Total Federal National Mortgage Association		28,099,956
Government National Mortgage Corporation 3.4%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	3,565 M	3,694,969
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	2,982,193
GNR 12-147 Interest Only
0.5681%, 04/16/54	8,256 M	297,240
Total Government National Mortgage Corporation		6,974,402
Total U.S. Government Obligations (Cost $60,470,628)		60,449,304
	Principal Amount (M=$1,000)	Value (Note 2)
Domestic Corporate Bonds 40.6% Basic Industry 1.9%
Domtar Corp.
6.25%, 09/01/42	3,000 M	$3,227,750
Int'l. Paper Co.
4.4%, 08/15/47	800 M	812,926
		4,040,676
Capital Goods 3.2%
Lockheed Martin Corp.
3.55%, 01/15/26	2,300 M	2,402,105
Northrop Grumman Corp.
3.85%, 04/15/45	2,500 M	2,506,515
Reynolds Group Issuer LLC
5.125%, 07/15/23(a)	839 M	874,397
United Technologies Corp.
2.65%, 11/01/26	900 M	876,899
		6,659,916
Communications 7.0%
AMC Networks, Inc.
5%, 04/01/24	1,380 M	1,423,125
America Movil SAB de CV
6.125%, 03/30/40	400 M	498,391
AT&T, Inc.
3.8%, 03/15/22	1,631 M	1,705,338
CBS Corp.
4%, 01/15/26	1,500 M	1,572,872
CCO Holdings LLC
5.75%, 02/15/26(a)	689 M	728,404
Comcast Corp.
2.35%, 01/15/27	2,900 M	2,729,443

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Cox Communications, Inc.
3.35%, 09/15/26(a)	800 M	$788,786
CSC Holdings LLC
10.875%, 10/15/25(a)	286 M	351,780
Frontier Communications Corp.
11%, 09/15/25	839 M	732,027
SFR Group SA
7.375%, 05/01/26(a)	813 M	878,056
Sprint Corp.
7.875%, 09/15/23	339 M	387,352
Telesat Canada / Telesat LLC
8.875%, 11/15/24(a)	400 M	448,000
Time Warner, Inc.
3.8%, 02/15/27	2,400 M	2,416,260
		14,659,834
Consumer Cyclical 5.2%
Amazon.com, Inc.
4.95%, 12/05/44	900 M	1,049,703
DR Horton, Inc.
4.75%, 02/15/23	850 M	929,591
General Motors Financial Co., Inc.
3.2%, 07/06/21	1,650 M	1,679,082
5.25%, 03/01/26	500 M	544,884
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	800 M	754,969
McDonald's Corp.
3.7%, 01/30/26	1,400 M	1,473,781
QVC, Inc.
5.45%, 08/15/34	1,825 M	1,801,179
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	2,300 M	2,306,320
Wynn Las Vegas LLC
5.5%, 03/01/25(a)	325 M	338,812
		10,878,321
Consumer Non-Cyclical 10.3%
Abbott Laboratories
4.9%, 11/30/46	800 M	895,329
Amgen, Inc.
2.6%, 08/19/26	2,000 M	1,923,513
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	2,850 M	3,247,414
BAT Capital Corp.
3.557%, 08/15/27(a)	2,730 M	2,768,927
Cardinal Health, Inc.
4.9%, 09/15/45	2,010 M	2,257,735
DaVita, Inc.
5.125%, 07/15/24	689 M	703,211
Express Scripts Holding Co.
3.4%, 03/01/27	1,500 M	1,491,032
HCA, Inc.
5.375%, 02/01/25	600 M	633,000
Kraft Heinz Foods Co.
4.375%, 06/01/46	2,000 M	1,951,523
Medtronic, Inc.
3.5%, 03/15/25	1,400 M	1,475,613
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26	3,000 M	2,966,064
	Principal Amount (M=$1,000)	Value (Note 2)
Zoetis, Inc.
3.25%, 02/01/23	1,036 M	$1,071,797
		21,385,158
Energy 0.2%
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	325 M	358,835
Financials 4.3%
Bank of America Corp.
3.248%, 10/21/27	2,900 M	2,858,372
Brookfield Asset Management, Inc.
4%, 01/15/25	2,946 M	3,053,621
Citizens Financial Group, Inc.
4.3%, 12/03/25	824 M	872,663
Icahn Enterprises LP
5.875%, 02/01/22	325 M	334,246
JPMorgan Chase & Co
2.95%, 10/01/26	1,900 M	1,870,881
		8,989,783
Insurance 3.6%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	1,900 M	1,967,371
Manulife Financial Corp.
4.15%, 03/04/26	1,570 M	1,689,069
MetLife, Inc.
4.6%, 05/13/46	1,400 M	1,550,585
Travelers Cos, Inc.
3.75%, 05/15/46	2,250 M	2,261,829
		7,468,854
Real Estate 1.6%
HCP, Inc.
4%, 06/01/25	800 M	838,345
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,300 M	1,364,301
Simon Property Group LP
4.25%, 11/30/46	1,000 M	1,040,153
		3,242,799
Technology 2.0%
KLA-Tencor Corp.
4.65%, 11/01/24	800 M	875,101
Microsoft Corp.
2.4%, 08/08/26	1,900 M	1,849,552
Nuance Communications, Inc.
5.625%, 12/15/26(a)	50 M	52,188
QUALCOMM, Inc.
3.45%, 05/20/25	1,250 M	1,295,920
		4,072,761
Transportation 0.9%
Hertz Corp.
7.625%, 06/01/22(a)	1,619 M	1,633,166
XPO Logistics, Inc.
6.5%, 06/15/22(a)	325 M	341,250
		1,974,416
	Principal Amount (M=$1,000)	Value (Note 2)
Utilities 0.4%
Electricite de France SA
3.625%, 10/13/25(a)	800 M	$831,961
Total Domestic Corporate Bonds (Cost $81,907,669)		84,563,314
Bank Loans 0.7%
Consumer Discretionary 0.0%^
J Crew Group, Inc.
4.22%, 03/05/21(b)	286 M	114,478
Technology 0.7%
Micron Technology, Inc.
3.72%, 04/26/22(c)	1,416 M	1,424,378
Total Bank Loans (Cost $1,589,323)		1,538,856
Asset Backed Securities 1.0%
Taco Bell Funding, LLC
3.832%, 05/25/26(a) (Cost $1,980,000)	1,980 M	2,032,569

	Shares	Value (Note 2)
Domestic Exchange Traded Funds 25.5%
Bond Funds 25.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	374,231	45,510,232
SPDR Barclays Short Term Corporate Bond ETF	248,641	7,640,738
Total Domestic Exchange Traded Funds (Cost $50,038,475)		53,150,970
Institutional Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $4,344,248)	4,344,248	4,344,248

Total Investments 99.0% (Cost $200,330,343)†		206,079,261

Other Assets in Excess of Liabilities 1.0%		1,998,057

Net Assets 100.0%		$208,077,318

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

†	Cost for federal income tax purposes is $200,330,343. At August 31, 2017 unrealized appreciation for federal income tax purposes aggregated $5,748,918 of which $6,537,718 related to appreciated securities and $788,800 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of rule 144A securities amounted to $12,068,296 or 5.80% of net assets.

(b)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

(c)	Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.5%.

^	Represents less than 0.05% of net assets.

At August 31, 2017, the following futures contracts were outstanding with $537,046 segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 140 U.S. Treasury 10-Year Note futures contracts	12/17	$17,777,813	$(17,602)

Short, 53 U.S. Treasury 30-Year Bond futures contracts	12/17	8,272,969	(8,281)

Totals		$26,050,782	$(25,883)

Net payments of variation margin and/or brokerage fees			0

Variation margin payable on open futures contracts			$(25,883)

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of nine separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution fees, registration fees and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

A. SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B. FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal period, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2017 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Collateralized Mortgage Obligations	$–	$2,790,939	$–	$2,790,939
Agency Mortgage-Backed Securities	–	34,625,138	–	34,625,138
Domestic Common Stocks	200,876,579	–	–	200,876,579
Domestic Corporate Bonds	–	1,434,266	–	1,434,266
Domestic Exchange Traded Funds	31,942,606	–	–	31,942,606
Foreign Stocks & ADRs:
Netherlands	4,165,000	–	–	4,165,000
Switzerland	–	1,905,600	–	1,905,600
Institutional Money Market Funds	–	55,242,365	–	55,242,365
Real Estate Investment Trusts	3,044,665	–	–	3,044,665
Totals	$240,028,850	$95,998,308	$–	$336,027,158

Common Stock:
Domestic Common Stocks	$1,742,969,797	$–	$–	$1,742,969,797
Domestic Exchange Traded Funds	92,944,320	–	–	92,944,320
Foreign Stocks & ADRs:
Netherlands	30,642,500	–	–	30,642,500
Switzerland	–	13,339,200	–	13,339,200
Institutional Money Market Funds	–	60,568,355	–	60,568,355
Real Estate Investment Trusts	25,947,572	–	–	25,947,572
Totals	$1,892,504,189	$73,907,555	$–	$1,966,411,744

Government Securities:
Agency Collateralized Mortgage Obligations	$–	$14,240,234	$–	$14,240,234
Agency Mortgage-Backed Securities	–	136,049,587	–	136,049,587
Institutional Money Market Funds	–	4,386,692	–	4,386,692
Totals	$–	$154,676,513	$–	$154,676,513

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
International Equity:
Domestic Common Stocks	$26,467,500	$–	$–	$26,467,500
Foreign Stocks & ADRs:	–		–
Canada	5,387,547	–	–	5,387,547
All Others	–	153,949,224	–	153,949,224
Institutional Money Market Funds	–	14,188,046	–	14,188,046
Totals	$31,855,047	$168,137,270	$–	$199,992,317

Low Duration Bond:
Agency Collateralized Mortgage Obligations	$–	$63,135,101	$–	$63,135,101
Agency Mortgage-Backed Securities	–	586,747	–	586,747
Asset Backed Securities	–	1,626,055	–	1,626,055
Bank Loans	–	2,234,738	–	2,234,738
Domestic Corporate Bonds	–	93,395,540	–	93,395,540
Domestic Exchange Traded Funds	42,016,339	–	–	42,016,339
Institutional Money Market Funds	–	65,345,103	–	65,345,103
Residential Mortgage-Backed Securities	–	10,866,869	–	10,866,869
Totals	$42,016,339	$237,190,153	$–	$279,206,492

Multi-Asset Income:
Agency Collateralized Mortgage Obligations	$–	$278,186	$–	$278,186
Agency Mortgage-Backed Securities	–	15,622,431	–	15,622,431
Asset Backed Securities	–	304,885	–	304,885
Bank Loans	–	4,078,067	–	4,078,067
Domestic Corporate Bonds	–	97,838,614	–	97,838,614
Domestic Exchange Traded Funds	120,579,764	–	–	120,579,764
Institutional Money Market Funds	–	7,849,556	–	7,849,556
Totals	$120,579,764	$125,971,739	$–	$246,551,503

Small Company:
Agency Discount Notes	$–	$11,000,000	$–	$11,000,000
Domestic Common Stocks	919,491,038	–	–	919,491,038
Foreign Stocks & ADRs	17,515,023	–	–	17,515,023
Institutional Money Market Funds	–	207,494,153	–	207,494,153
Real Estate Investment Trusts	17,927,664	–	–	17,927,664
Totals	$954,933,725	$218,494,153	$–	$1,173,427,878

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sustainable Core Opportunities:
Domestic Common Stocks	$344,607,810	$–	$–	$344,607,810
Foreign Stocks & ADRs:
Denmark	5,149,300	–	–	5,149,300
Israel	2,737,700	–	–	2,737,700
Netherlands	7,735,000	–	–	7,735,000
Switzerland	–	3,811,200	–	3,811,200
Institutional Money Market Funds	–	14,369,183	–	14,369,183
Real Estate Investment Trusts	7,026,150	–	–	7,026,150
Totals	$367,255,960	$18,180,383	$–	$385,436,343

Total Return Bond:
Agency Collateralized Mortgage Obligations	$–	$9,013,619	$–	$9,013,619
Agency Mortgage-Backed Securities	–	51,435,685	–	51,435,685
Asset Backed Securities	–	2,032,569	–	2,032,569
Bank Loans	–	1,538,856	–	1,538,856
Domestic Corporate Bonds	–	84,563,314	–	84,563,314
Domestic Exchange Traded Funds	53,150,970	–	–	53,150,970
Institutional Money Market Funds	–	4,344,248	–	4,344,248
Totals	$53,150,970	$152,928,291	$–	$206,079,261

Investments in Securities - Liabilities:
None.

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
None.
Derivatives - Liabilities:
Low Duration Bond:
Futures Contracts	$(3,234	)*	$–	$–	$(3,234	)*

Total Return Bond:
Futures Contracts	$(25,883	)*	$–	$–	$(25,883	)*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended August 31, 2017.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended August 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ Philip G. Partridge, Jr.

Philip G. Partridge, Jr.,
Chief Financial Officer

Date	October 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell

Thomas H. Brownell,
President and Chief Executive Officer

Date	October 11, 2017

By (Signature and Title)	/s/ Philip G. Partridge, Jr.

Philip G. Partridge, Jr.,
Chief Financial Officer

Date	October 11, 2017